Segment Information - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2017 regions segments	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Number of reportable operating segments | segments		4
Number of regions | regions		3
Double Down | Disposal group | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Reduction in assets | $	$ 783.8
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue		31.90%	31.70%	33.60%